Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 1,172	€ 1,018
Not recognized deferred tax asset	388	364
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	18	41
Not recognized deferred tax asset	11	15
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	1	1
Not recognized deferred tax asset	0	1
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0	0
Not recognized deferred tax asset	70	79
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	1,153	976
Not recognized deferred tax asset	€ 307	€ 269